Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets [Roll Forward]
Balance, beginning of year	$ 9,759	$ 7,008
Transferred to receivables from contract assets recognized at the beginning of the period	(5,786)	(7,008)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	10,062	8,838
Increases as a result of work completed, but not yet an unconditional right to consideration	1,767	921
Balance, end of year	15,802	9,759
Contract Liabilities [Roll Forward]
Balance, beginning of year	3,349	1,512
Revenue recognized that was included in the contract liability balance at the beginning of the period	(3,349)	(899)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,411	2,736
Balance, end of year	1,411	3,349
Performance Obligation
Revenue (derecognized) recognized	$ (1,201)	$ 3,572